Organization of the Company and Significant Accounting Policies: Loss Per Share Policy (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Potential common shares excluded from the computation of diluted earnings per share	3,440,000	3,710,834